Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	sap_SupplementTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab Government Money Market PortfolioTM

(the Fund)

Supplement dated September 28, 2017, to the Prospectus and

Statement of Additional Information (SAI), each dated April 28, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective October 3, 2017, the contractual expense limitation of Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and its affiliates on the total annual fund operating expenses of the fund will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.49%	0.50%	0.35%

Accordingly, effective October 3, 2017, the Fund’s Prospectus and SAI will be revised as follows:

1.	The “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.14

Total annual fund operating expenses	0.49 (0.14)
Less expense reduction

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses, and money fund insurance expenses, if any) of the fund to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees (the Board).

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Schwab Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sap_SupplementTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab Government Money Market PortfolioTM

(the Fund)

Supplement dated September 28, 2017, to the Prospectus and

Statement of Additional Information (SAI), each dated April 28, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective October 3, 2017, the contractual expense limitation of Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and its affiliates on the total annual fund operating expenses of the fund will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.49%	0.50%	0.35%

Accordingly, effective October 3, 2017, the Fund’s Prospectus and SAI will be revised as follows:

1.	The “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.14

Total annual fund operating expenses	0.49 (0.14)
Less expense reduction

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.
**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses, and money fund insurance expenses, if any) of the fund to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees (the Board).

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.35%	[2]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443

[1]	Other expenses have been restated to reflect current fees and expenses.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses, and money fund insurance expenses, if any) of the fund to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees (the Board).